Acquisition - Additional Information (Details) - USD ($) $ in Thousands		2 Months Ended	12 Months Ended
	Oct. 31, 2023	Dec. 31, 2023	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Business Acquisition [Line Items]
Revenues			$ 308,864	$ 321,027	$ 363,205
Income (Loss) from Continuing Operations before Income Taxes, Noncontrolling Interest			$ 131,145	(305,168)	$ 100,614
SuprNation [Member]
Business Acquisition [Line Items]
Acquired Finite-Lived Intangible Assets, Weighted Average Useful Life			6 years 7 months 6 days
Cash incentive/compensation plan, key employee may earn			$ 6,500
Cash incentive/compensation plan, key employee may earn after the period			18 months
Revenues		$ 4,300	$ 330,462	$ 346,433
Income (Loss) from Continuing Operations before Income Taxes, Noncontrolling Interest		$ 1,800
SuprNation [Member] | Escrow [Member]
Business Acquisition [Line Items]
Cash incentive/compensation plan, key employee may earn			$ 5,500
SuprNation [Member] | Patented Technology [Member]
Business Acquisition [Line Items]
Finite-Lived Intangible Asset, Useful Life		10 years	10 years
SuprNation [Member] | Customer Lists [Member]
Business Acquisition [Line Items]
Finite-Lived Intangible Asset, Useful Life		4 years	4 years
SuprNation [Member] | Licensing Agreements [Member]
Business Acquisition [Line Items]
Finite-Lived Intangible Asset, Useful Life		5 years	5 years
European Union [Member] | SuprNation [Member]
Business Acquisition [Line Items]
Total cash purchase price	$ 30,600
Deferred Payment	6,500
Professional Fees	2,000
European Union [Member] | SuprNation [Member] | Escrow [Member]
Business Acquisition [Line Items]
Payment into escrow	$ 5,500